Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION
Summary of estimated useful lives of assets
Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years